Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Entity Information [Line Items]
Net cash generated from operating activities	[1]	$ 257,125		$ 322,110	[2]	$ 218,513	[2]
Net cash used in investing activities	[3]	(121,916)		(249,639)	[2]	(175,109)	[2]
Interest paid, classified as financing activities	[4]	60,026		53,996	[2]	50,021	[2]
Net cash (used) / generated from financing activities	[5]	(53,919)		(37,863)	[2]	(20,854)	[2]
Effect of exchange rate changes and inflation on cash and cash equivalents	[6]	(35,284)		(17,967)	[2]	(18,110)	[2]
Argentine subsidiaries
Entity Information [Line Items]
Net cash generated from operating activities		(14,956)	[1]	23,550		7,598
Net cash used in investing activities		(429)	[3]	2,922		3,935
Interest paid, classified as financing activities		1,639		4,408		0
Net cash (used) / generated from financing activities		15,694	[5]	(14,340)		(8,231)
Effect of exchange rate changes and inflation on cash and cash equivalents		$ (309)	[6]	$ (12,132)		$ (3,302)

[1]	Includes (14,956), 23,550 and 7,598 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[3]	Includes (429), 2,922 and 3,935 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[4]	Includes (1,639), 4.408 and nil of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[5]	Includes 15,694, (14,340) and (8,231) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.
[6]	Includes (309), (12,132) and (3,302) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2020, 2019 and 2018, respectively.